IMPAIRMENT REVERSALS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ (63)	$ (269)
Impairment (reversals) of long lived assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	(63)	(281)
Intangible assets other than goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 0	$ 12